Consolidated Statements of Income - CAD shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenues	CAD 12,048	CAD 9,300
Cost of sales	(7,419)	(6,904)
Gross profit	4,629	2,396
Other operating income (expenses)
General and administration	(116)	(99)
Exploration	(58)	(51)
Research and development	(55)	(30)
Impairment reversal and (asset impairments) (Note 6)	163	(294)
Other operating expense (Note 7)	(230)	(197)
Profit (loss) from operations	4,333	1,725
Finance income (Note 8)	17	16
Finance expense (Note 8)	(229)	(354)
Non-operating income (expense) (Note 9)	(151)	239
Share of income of associates and joint ventures (Note 14)	6	2
Profit (loss) before taxes	3,976	1,628
Provision for income taxes (Note 19)	(1,438)	(587)
Profit for the year	2,538	1,041
Profit attributable to:
Shareholders of the company	2,509	1,040
Non-controlling interests	29	1
Profit for the year	CAD 2,538	CAD 1,041
Earnings per share (Note 23(f))
Basic	CAD 4.34	CAD 1.80
Diluted	CAD 4.28	CAD 1.78
Weighted average shares outstanding (millions)	577.5	576.4
Shares outstanding at end of year (millions)	573.3	576.9